Borrowings - Summary of borrowings amount and interest rate (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Borrowings [Line Items]
Borrowings	₩ 49,920,373	₩ 56,901,352
Denominated in Korean won
Borrowings [Line Items]
Borrowings, gross	₩ 26,975,265	₩ 27,639,987
Borrowings from Bank of Korea
Borrowings [Line Items]
Maximum Interest rate	1.50%	2.00%
Minimum Interest rate	1.50%	2.00%
Borrowings, gross	₩ 3,106,011	₩ 2,562,162
Others
Borrowings [Line Items]
Maximum Interest rate	5.72%	7.83%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 23,869,254	₩ 25,077,825
Denominated in foreign currency
Borrowings [Line Items]
Borrowings, gross	₩ 10,335,183	₩ 10,040,103
Overdraft due from banks
Borrowings [Line Items]
Maximum Interest rate	0.00%	0.00%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 30,837	₩ 34,072
Borrowings from banks
Borrowings [Line Items]
Maximum Interest rate	16.25%	14.85%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 7,591,181	₩ 7,331,197
Others
Borrowings [Line Items]
Maximum Interest rate	16.75%	17.50%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 2,713,165	₩ 2,674,834
Call money
Borrowings [Line Items]
Maximum Interest rate	4.97%	5.88%
Minimum Interest rate	0.29%	0.02%
Borrowings, gross	₩ 1,197,823	₩ 2,195,849
Bills of sale
Borrowings [Line Items]
Maximum Interest rate	3.23%	3.65%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 8,872	₩ 11,252
Bonds sold under repurchase agreements
Borrowings [Line Items]
Maximum Interest rate	5.45%	6.74%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 11,542,956	₩ 17,312,576
Deferred origination costs
Borrowings [Line Items]
Deferred origination costs	₩ (139,726)	₩ (298,415)